Short-Term Investments - Schedule of Short-Term Investments (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Schedule Of Available For Sale Securities [Line Items]
Short-term investments, Amortized cost	$ 154,281	$ 71,894	$ 69,915
Short-term investments, Gross unrealized gains	233	75
Short-term investments, Gross unrealized losses	(676)		(48)
Short-term investments	153,838	71,969	69,867
U.S. Treasury Securities
Schedule Of Available For Sale Securities [Line Items]
Short-term investments, Amortized cost	28,193	64,683	12,965
Short-term investments, Gross unrealized gains	180	75
Short-term investments, Gross unrealized losses			(10)
Short-term investments	28,373	64,758	12,955
Corporate Bonds
Schedule Of Available For Sale Securities [Line Items]
Short-term investments, Amortized cost	100,034	4,787	47,722
Short-term investments, Gross unrealized gains	29
Short-term investments, Gross unrealized losses	(571)		(26)
Short-term investments	99,492	4,787	47,696
Asset-Backed Securities
Schedule Of Available For Sale Securities [Line Items]
Short-term investments, Amortized cost	26,054	2,424	9,228
Short-term investments, Gross unrealized gains	24
Short-term investments, Gross unrealized losses	(105)		(12)
Short-term investments	$ 25,973	$ 2,424	$ 9,216